Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Common stocks: 98.06%
Communication services: 9.49%
Interactive media & services: 9.49%
Alphabet Incorporated Class A †	22,930	$ 52,330,617
Alphabet Incorporated Class C †	6,955	15,991,840
Meta Platforms Incorporated Class A †	53,587	10,742,586
ZoomInfo Technologies Incorporated †	29,647	1,405,268
		80,470,311
Consumer discretionary: 19.90%
Hotels, restaurants & leisure: 4.16%
Airbnb Incorporated Class A †	103,545	15,864,129
Chipotle Mexican Grill Incorporated †	11,550	16,812,296
Starbucks Corporation	34,667	2,587,545
		35,263,970
Internet & direct marketing retail: 7.70%
Amazon.com Incorporated †	26,256	65,262,701
Specialty retail: 5.36%
Floor & Decor Holdings Incorporated Class A †	98,251	7,832,570
The Home Depot Incorporated	15,883	4,771,253
The TJX Companies Incorporated	401,324	24,593,135
Ulta Beauty Incorporated †	20,777	8,244,314
		45,441,272
Textiles, apparel & luxury goods: 2.68%
lululemon athletica Incorporated †	31,123	11,037,149
Nike Incorporated Class B	93,197	11,621,666
		22,658,815
Consumer staples: 0.23%
Personal products: 0.23%
The Estee Lauder Companies Incorporated Class A	7,298	1,927,110
Financials: 6.83%
Capital markets: 6.83%
BlackRock Incorporated	4,029	2,516,836
Intercontinental Exchange Incorporated	88,390	10,236,446
MarketAxess Holdings Incorporated	33,045	8,710,992
MSCI Incorporated	9,321	3,926,471
The Charles Schwab Corporation	282,386	18,730,663
Tradeweb Markets Incorporated Class A	193,983	13,809,650
		57,931,058
Health care: 11.03%
Biotechnology: 1.76%
Alnylam Pharmaceuticals Incorporated †	34,295	4,575,982
Horizon Therapeutics plc †	69,866	6,885,993
Seagen Incorporated †	26,141	3,424,732
		14,886,707
See accompanying notes to portfolio of investments

Allspring Large Cap Growth Fund  |  1

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies: 6.13%
Abbott Laboratories	78,943	$ 8,960,031
Boston Scientific Corporation †	271,080	11,415,179
Edwards Lifesciences Corporation †	147,319	15,583,404
Intuitive Surgical Incorporated †	11,000	2,632,300
Stryker Corporation	55,331	13,349,157
		51,940,071
Health care providers & services: 0.36%
UnitedHealth Group Incorporated	6,003	3,052,826
Health care technology: 0.36%
Veeva Systems Incorporated Class A †	16,952	3,084,416
Life sciences tools & services: 1.67%
Agilent Technologies Incorporated	97,766	11,660,551
Thermo Fisher Scientific Incorporated	4,542	2,511,363
		14,171,914
Pharmaceuticals: 0.75%
Zoetis Incorporated	35,593	6,308,859
Industrials: 7.18%
Air freight & logistics: 2.05%
United Parcel Service Incorporated Class B	96,551	17,377,249
Building products: 1.51%
Johnson Controls International plc	214,168	12,822,238
Commercial services & supplies: 1.59%
Copart Incorporated †	118,399	13,456,046
Electrical equipment: 0.85%
Generac Holdings Incorporated †	22,117	4,852,027
Rockwell Automation Incorporated	9,365	2,366,255
		7,218,282
Road & rail: 1.18%
CSX Corporation	61,936	2,126,882
J.B. Hunt Transport Services Incorporated	23,046	3,937,409
Union Pacific Corporation	16,696	3,911,706
		9,975,997
Information technology: 41.01%
IT services: 4.65%
MasterCard Incorporated Class A	79,398	28,851,645
MongoDB Incorporated †	6,548	2,324,082
Twilio Incorporated Class A †	6,365	711,734
Visa Incorporated Class A	35,162	7,494,077
		39,381,538
Semiconductors & semiconductor equipment: 9.01%
Advanced Micro Devices Incorporated †	83,250	7,119,540
Enphase Energy Incorporated †	44,203	7,134,364
Marvell Technology Incorporated	10,084	585,679
Microchip Technology Incorporated	301,555	19,661,386
See accompanying notes to portfolio of investments

2  |  Allspring Large Cap Growth Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
NVIDIA Corporation	164,729	$ 30,552,288
Qualcomm Incorporated	80,905	11,301,619
		76,354,876
Software: 19.31%
Adobe Incorporated †	6,493	2,570,903
Autodesk Incorporated †	14,168	2,681,719
Crowdstrike Holdings Incorporated Class A †	39,714	7,893,555
Dynatrace Incorporated †	269,809	10,349,873
Microsoft Corporation	413,920	114,871,078
Salesforce.com Incorporated †	16,021	2,818,735
ServiceNow Incorporated †	27,727	13,256,279
Unity Software Incorporated †	108,356	7,195,922
Workday Incorporated Class A †	9,856	2,037,235
		163,675,299
Technology hardware, storage & peripherals: 8.04%
Apple Incorporated	432,270	68,147,366
Materials: 2.39%
Chemicals: 2.39%
Linde plc	64,884	20,241,211
Total Common stocks (Cost $439,380,004)		831,050,132

		Yield
Short-term investments: 1.95%
Investment companies: 1.95%
Allspring Government Money Market Fund Select Class ♠∞		0.26%	16,500,339	16,500,339
Total Short-term investments (Cost $16,500,339)				16,500,339
Total investments in securities (Cost $455,880,343)	100.01%			847,550,471
Other assets and liabilities, net	(0.01)			(90,858)
Total net assets	100.00%			$847,459,613

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments

Allspring Large Cap Growth Fund  |  3

Portfolio of investments—April 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,488,900	$173,961,562	$(166,950,123)	$0	$0	$16,500,339	16,500,339	$3,754
Affiliated securities no longer held at end of period
Securities Lending Cash Investments LLC	0	496,825	(496,825)	0	0	0	0	1#
				$0	$0	$16,500,339		$3,755

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Large Cap Growth Fund

Notes to portfolio of investments—April 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated

Allspring Large Cap Growth Fund  |  5

Notes to portfolio of investments—April 30, 2022 (unaudited)

with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$80,470,311	$0	$0	$80,470,311
Consumer discretionary	168,626,758	0	0	168,626,758
Consumer staples	1,927,110	0	0	1,927,110
Financials	57,931,058	0	0	57,931,058
Health care	93,444,793	0	0	93,444,793
Industrials	60,849,812	0	0	60,849,812
Information technology	347,559,079	0	0	347,559,079
Materials	20,241,211	0	0	20,241,211
Short-term investments
Investment companies	16,500,339	0	0	16,500,339
Total assets	$847,550,471	$0	$0	$847,550,471
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Large Cap Growth Fund